Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2023
Aggregate Erroneous Compensation Not Yet Determined	The mandatory portion of the Clawback Policy is intended to comply with the applicable listing standards of New York Stock Exchange and Rule 10D-1 under the Exchange Act and requires the Company to recover reasonably promptly the amount of all “erroneously-awarded compensation” (as defined in the Clawback Policy) received by an Executive Officer or former Executive Officer over the prior three fiscal years in the event that the Company is required to prepare an accounting restatement. The discretionary portion of the Clawback Policy gives the Committee or the Board the ability to apply the mandatory portions of the Clawback Policy to additional employees of the Company that have been designated as “Other Covered Persons” and notified that they are subject to the policy.